Pension And Postretirement Benefits (Fair Value Assets Measured On Recurring Basis Unobservable Input (Level 3) Reconciliation) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Pension Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, beginning of year	$ 11,465	$ 11,605
Realized gains (losses)	1,543	562
Unrealized gains (losses)	(323)	1,066
Transfers in	22	5
Transfers out	(25)	(442)
Purchases	1,265	1,643
Sales	(3,259)	(2,974)
Balance, end of year	10,688	11,465
Pension Assets [Member] | Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, beginning of year	0	0
Realized gains (losses)	0	(3)
Unrealized gains (losses)	0	3
Transfers in	0	0
Transfers out	0	0
Purchases	1	0
Sales	(1)	0
Balance, end of year	0	0
Pension Assets [Member] | Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, beginning of year	547	1,042
Realized gains (losses)	41	53
Unrealized gains (losses)	(1)	(8)
Transfers in	0	5
Transfers out	(3)	(442)
Purchases	55	75
Sales	(195)	(178)
Balance, end of year	444	547
Pension Assets [Member] | Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, beginning of year	5,724	5,797
Realized gains (losses)	696	390
Unrealized gains (losses)	(76)	546
Transfers in	0	0
Transfers out	(22)	0
Purchases	531	1,214
Sales	(1,454)	(2,223)
Balance, end of year	5,399	5,724
Pension Assets [Member] | Real Estate And Real Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, beginning of year	5,194	4,766
Realized gains (losses)	806	122
Unrealized gains (losses)	(246)	525
Transfers in	22	0
Transfers out	0	0
Purchases	678	354
Sales	(1,609)	(573)
Balance, end of year	4,845	5,194
Postretirement Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, beginning of year	446	474
Realized gains (losses)	42	14
Unrealized gains (losses)	(17)	63
Transfers in		1
Transfers out	(1)	(1)
Purchases	6	121
Sales	(159)	(226)
Balance, end of year	317	446
Postretirement Assets [Member] | Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, beginning of year	26	21
Realized gains (losses)	0	0
Unrealized gains (losses)	1	1
Transfers in		1
Transfers out	(1)	(1)
Purchases	0	5
Sales	(23)	(1)
Balance, end of year	3	26
Postretirement Assets [Member] | Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, beginning of year	309	343
Realized gains (losses)	45	2
Unrealized gains (losses)	(29)	58
Transfers in		0
Transfers out	0	0
Purchases	6	89
Sales	(113)	(183)
Balance, end of year	218	309
Postretirement Assets [Member] | Real Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, beginning of year	111	110
Realized gains (losses)	(3)	12
Unrealized gains (losses)	11	4
Transfers in		0
Transfers out	0	0
Purchases	0	27
Sales	(23)	(42)
Balance, end of year	$ 96	$ 111